Segment Information, Revenues by Geography and Significant Customers (Revenues by product) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
Total revenues	$ 83,155	$ 94,868	$ 91,665	$ 87,817	$ 79,167	$ 67,554	$ 51,151	$ 45,087	$ 34,082	$ 219,591	$ 258,649	$ 353,517	$ 197,874	$ 136,952
Revenues by Product Percentage	100.00%		100.00%							100.00%	100.00%	100.00%	100.00%	100.00%
airMAX
Segment Reporting Information [Line Items]
Total revenues	55,534		61,978							136,343	164,752	223,743	113,001	37,525
Revenues by Product Percentage	67.00%		68.00%							62.00%	64.00%	63.00%	57.00%	27.00%
New Platforms
Segment Reporting Information [Line Items]
Total revenues	11,825		9,914							39,358	16,874	29,465	2,513
Revenues by Product Percentage	14.00%		11.00%							18.00%	6.00%	8.00%	1.00%
Other Systems
Segment Reporting Information [Line Items]
Total revenues	4,108		10,308							12,727	41,327	52,086	44,884	75,368
Revenues by Product Percentage	5.00%		11.00%							6.00%	16.00%	15.00%	23.00%	55.00%
Systems
Segment Reporting Information [Line Items]
Total revenues	71,467		82,200							188,428	222,953	305,294	160,398	112,893
Revenues by Product Percentage	86.00%		90.00%							86.00%	86.00%	86.00%	81.00%	82.00%
Embedded Radio
Segment Reporting Information [Line Items]
Total revenues	1,721		2,232							4,954	8,024	10,056	14,762	14,047
Revenues by Product Percentage	2.00%		2.00%							2.00%	3.00%	3.00%	7.00%	10.00%
Antennas/other
Segment Reporting Information [Line Items]
Total revenues	$ 9,967		$ 7,233							$ 26,209	$ 27,672	$ 38,167	$ 22,714	$ 10,012
Revenues by Product Percentage	12.00%		8.00%							12.00%	11.00%	11.00%	12.00%	8.00%